INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 16:- Income Taxes

a.	Israeli taxation:

1.	Taxable income in Israel was subject to corporate tax at the following rates: 2010 - 25%, and 2011 - 24%. On December 5, 2011, the Knesset (Israel’s parliament) passed a law seeking to alter the tax burden (the "Tax Burden Law"), which cancels, among others, the previously scheduled further gradual reduction in the corporate tax rates in Israel. Under the Tax Burden Law, the corporate tax rate in Israel will be increased to 25% starting in 2012. Accordingly, the real capital gains tax rate will increase to 25%. The effect of these changes increased the Company’s deferred tax assets by approximately $ 1,606 thousand. The adjustment of the deferred tax balances resulted in a tax benefit in 2011, which was recorded in tax benefits.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"):

Some operations of certain of Formula’s Israeli subsidiaries and affiliated companies have been granted "Approved Enterprise" and "Privileged Enterprise" status pursuant to the Investment Law, which provides certain tax benefits to certain investment programs. For these programs, the subsidiaries and affiliated companies have elected the alternative benefits track, waiving grants in return for tax exemptions. Pursuant to the alternative benefits track, the income derived from the Approved Enterprise programs is tax-exempt for periods of two to four years and will be eligible for reduced tax rates for additional periods of five to eight years (such reduced tax rates are dependent on the level of foreign investment in the subsidiaries and affiliated companies). Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise’s income. The tax-exempt income attributable to the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary. Tax-exempt income generated under the Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of an entity’s shares) or liquidation.

The tax benefit periods provided end at the earlier of 12 years from the commencement of production or 14 years from receipt of the approval for the Approved Enterprise. As of December 31, 2011, the Company’s subsidiaries and affiliated company have not generated any taxable income under any of its Approved Enterprises programs and thus the benefit periods for these benefits have not yet commenced. Therefore, these benefit programs have had no effect upon the calculation of earnings per share for any of the periods presented in the Company’s statements of income for the 3 years ended December 31, 2011.

The entitlement to the above benefits is conditional upon the fulfillment of the conditions stipulated by the Investment Law and related regulations (see below). Should any of Formula’s Israeli subsidiaries and affiliated companies fail to meet such requirements in the future, income attributable to the relevant entity’s Approved Enterprise or Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate, and the entity could be required to refund a portion of the tax benefits already received with respect to such programs. As of December 31, 2011, management believes that Formula’s Israeli subsidiaries and affiliated companies are in compliance with all of the conditions required by the Investment Law.

The Company does not intend to distribute any of its undistributed tax-exempt income via dividends, as it intends to reinvest such income in the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved or Privileged Enterprise programs, as the undistributed tax-exempt income is essentially permanent in duration.

On April 1, 2005, an amendment to the Investment Law came into effect (the "2005 Amendment") that has significantly changed the provisions of the Investment Law.

The 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies are no longer required to obtain the Israeli Investment Center’s prior approval to qualify for tax benefits. An enterprise eligible for benefits under the 2005 Amendment is a "Benefited Enterprise," rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Benefited Enterprise commences in the "Year of Commencement", which is the later of: (1) the year of election, or (2) the year in which taxable income is first generated by the relevant enterprise after the election year.

The 2005 Amendment limits the scope of enterprises that may be approved by the Israeli Investment Center by setting criteria for the approval of a facility as a Benefited Enterprise, such as a provision that generally requires that at least 25% of the Benefited Enterprise’s income will be derived from export.

During December 2010, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Investment Law effective January 1, 2011 (the "2011 Amendment"). Under the 2011 Amendment, upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all qualifying income of its industrial enterprises, as opposed to the previous law’s incentives, which are limited to income from Approved Enterprises during their benefits periods. Under the 2011 Amendment, when the election is made, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Certain "Special Industrial Companies" that meet certain criteria (somewhat equivalent to the criteria for the strategic investment track noted above) will enjoy further reduced tax rates of 5% in Development Zone A and 8% elsewhere. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

3.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Some of Formula’s subsidiaries currently qualify as an "Industrial Company," as defined by the Law for the Encouragement of Industry (Taxation), 1969, and, as such, are entitled to certain tax benefits including, inter alia, accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

b.	Subsidiaries and affiliated companies outside Israel:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes have been provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

c.	Net operating loss carryforwards:

Formula and its subsidiaries had cumulative losses for tax purposes as of December 31, 2011 totaling approximately $ 148,400 (as of December 31, 2010, the amount was $ 177,400), of which $ 138,600 was in respect of companies in Israel which can be carried forward and offset against taxable income in the future for an indefinite period, and approximately $ 9,800 of which was in respect of companies abroad (as of December 31, 2010, that amount was $ 8,200). In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on a consideration of these factors, the Company recorded a valuation allowance as detailed in Note 16(e) below.

d.	Income tax assessments:

Formula and its subsidiaries are routinely examined by various taxing authorities. Below is a summary of the income tax assessments of Formula and its subsidiaries:

Formula

Formula’s tax years 2008 through 2011 remain subject to examination by the Israeli Tax Authorities.

Matrix

Matrix group entities have final tax assessments through the year 2007-2008.

Magic

Magic (the Israeli entity) has received final tax assessments through the year 2006. Non-Israeli subsidiaries of Magic are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to adjustment for foreign tax credits) and foreign withholding taxes.

The Company’s management has determined that Formula’s subsidiaries will not distribute any of their undistributed tax income as a dividend. The Company intends to reinvest the amount of such tax income. Accordingly, no deferred income taxes have been provided.

e.	Deferred taxes:

1.	Composition:

	December 31,
	2010	2011

Net operating losses carried forward	43,120	33,753
Allowances and reserves	3,219	3,665
Differences in measurement basis (cash basis for tax purposes)	(4,377)	(6,745)

	41,962	30,673
Valuation allowance	(29,173)	(19,984)

Total	12,789	10,689

2.	Presentation in balance sheets:

	December 31,
	2010	2011

Other current assets	4,526	6,254
Other non-current assets	13,135	11,630
Other current liabilities	(2,218)	(2,359)
Long-term liabilities	(2,654)	(4,836)

	12,789	10,689

f.	Income before taxes on income:

	Year ended December 31,
	2009	2010	2011

Domestic	24,762	31,153	32,692
Foreign	12,030	11,463	10,258

Total	36,792	42,616	42,950

g.	Income taxes included in the statements of operations:

	Year ended December 31,
	2009	2010	2011

Current taxes:

Domestic	7,002	8,149	8,351
Foreign	819	1,750	1,136

	7,821	9,899	9,487
Deferred taxes:

Domestic	1,359	(4,004)	(3,948)
Foreign	(875)	649	150

Deferred taxes, net	484	(3,355)	(3,798)

Taxes on income	8,305	6,544	5,689

h.	Theoretical tax:

The following table presents a reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company’s statement of operations:

	Year ended December 31,
	2009	2010	2011

Income before income taxes, as per the statement of operations	36,792	42,616	42,950

Statutory tax rate in Israel	26%	25%	24%

Theoretical tax expense	9,566	10,654	10,308
Reconciliation:
Non-deductible expenses	441	238	1,539
Tax-exempt income change in tax rate and reduced tax rates in companies which have Approved Enterprises	425	631	922
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	627	(3,438)	883
Effect of change in Israel tax rates	-	-	(1,606)
Prior year losses and temporary differences for which deferred taxes were recorded, net	(2,979)	(3,231)	(6,692)
Taxes in respect of prior years	118	735	(707)
Other	107	955	1,042

Income taxes as per the statement of operations	8,305	6,544	5,689

Effective tax rate - in %	22.6%	15.4%	13.2%

i.	Uncertain tax positions:

During the years ended December 31, 2009, 2010 and 2011, Formula and its subsidiaries recorded $ (77), $ 1,636 and $ 297 of tax expenses (income), respectively, as a result of this codification.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula’s subsidiaries is as follows:

Balance as of January 1, 2010	679

Increase related to current year tax positions	915
Increase related to prior years’ tax positions	512

Balance as of December 31, 2010	2,106

Increase related to current year tax positions	1,363
Decrease related to prior years’ tax positions	(512)

Decrease due to deconsolidation of Sapiens	(400)

Balance as of December 31, 2011	2,557

The Group recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2009, 2010 and 2011, the amounts recognized, on a consolidated basis, for interest and penalties expenses related to uncertain tax positions were $ 10, $209 and $ (154), respectively. In addition, the Group’s consolidated liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions was $ 230 and $ 76 at December 31, 2010 and 2011, respectively, which is included within income tax accrual in the Group’s consolidated balance sheets.

As of December 31, 2010 and 2011, there were no uncertain tax positions for which it was reasonably possible that the total amount of the Group’s unrecognized tax benefits would significantly increase or decrease within 12 months.

As of December 31, 2011, the entire amount of unrecognized tax benefit (i.e., $2,557) could affect the Group’s income tax provision and the effective tax rate.